Consolidated Statements of Loss and Comprehensive Loss - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2023	Sep. 30, 2022	Sep. 30, 2021
Revenue
Revenue	$ 582	$ 3,048	$ 3,944	$ 192
Cost of sales
Depletion	(216)	(943)	(1,756)	(164)
Gross profit	366	2,105	2,188	28
Other operating income/(expenses)
General and administrative costs	(3,932)	(10,401)	(14,032)	(9,374)
Project evaluation costs	(115)	(479)	(5,593)	(3,235)
Share of gain/(loss) in associate	1	172	(296)
Dilution gain in associate		12	100
Impairments of royalties		(22,379)	(3,821)
Operating loss for the period/year	(3,680)	(30,970)	(21,454)	(12,581)
Other items
Change in fair value of derivative liabilities	278	242	4,588	(1,511)
Change in fair value of gold-linked loan		172
Change in fair value of short-term investments	1,060	(264)	(569)	(168)
Change in fair value of embedded derivatives		30
Foreign exchange gain/(loss)	1	(132)	54	(813)
Interest expense	(285)	(1,839)	(633)
Gain/(loss) on loan modification		(249)	316
Other income / (expense)	(13)	121	337	67
Current tax expense		(50)	(114)
Net loss before income taxes for the period/year	(2,639)	(32,889)	(17,361)	(15,006)
Deferred tax recovery	435	6,183	129
Net loss after income taxes for the period/year	(2,204)	(26,756)	(17,346)	(15,006)
Item that may be reclassified subsequently to net income:
Foreign currency translation differences	29	38	(145)	441
Total comprehensive loss for the period/year	$ (2,175)	$ (26,718)	$ (17,491)	$ (14,565)
Net loss per share, basic	$ (0.02)	$ (0.18)	$ (0.14)	$ (0.45)
Net loss per share, diluted	$ (0.02)	$ (0.18)	$ (0.14)	$ (0.45)
Weighted average number of common shares outstanding, basic and diluted	143,913,069	144,729,662	128,232,364	33,555,265